J.P. Morgan Funds
J.P. Morgan European Equity Fund
J.P. Morgan Japan Equity Fund
Supplement dated July 22, 1998 to the Statement of Additional Information dated March 31, 1998


Effective immediately the J.P. Morgan Japan Equity Fund will no longer accept new purchase orders.